SHARE OPTIONS AND WARRANTS - Valuation of options and warrants (Details)	12 Months Ended
Dec. 31, 2022 Y £ / shares
Options with grant date 25 July 2018
SHARE OPTIONS AND WARRANTS
Grant date share price	£ 0.08
Exercise price	£ 0.16
Volatility	40.00%
Life | Y	6
Risk Free interest rate	0.01%
Marketability discount	75.00%
Options with grant date 17 July 2019
SHARE OPTIONS AND WARRANTS
Grant date share price	£ 0.09
Exercise price	£ 0.16
Volatility	40.00%
Life | Y	6
Risk Free interest rate	0.01%
Marketability discount	90.00%
Options with grant date 5 February 2020
SHARE OPTIONS AND WARRANTS
Grant date share price	£ 0.07
Exercise price	£ 0.07
Volatility	40.00%
Life | Y	6
Risk Free interest rate	0.01%
Marketability discount	0.00%
Options with grant date 3 February 2021
SHARE OPTIONS AND WARRANTS
Grant date share price	£ 0.94
Exercise price	£ 0.94
Volatility	112.00%
Life | Y	10
Risk Free interest rate	0.01%
Marketability discount	0.00%
Options with grant date 24 June 2021
SHARE OPTIONS AND WARRANTS
Grant date share price	£ 1.26
Exercise price	£ 1.26
Volatility	112.00%
Life | Y	10
Risk Free interest rate	0.01%
Marketability discount	0.00%
Options with grant date 27 June 2021
SHARE OPTIONS AND WARRANTS
Grant date share price	£ 1.35
Exercise price	£ 1.35
Volatility	112.00%
Life | Y	10
Risk Free interest rate	0.01%
Marketability discount	0.00%
Options with grant date 1 July 2021
SHARE OPTIONS AND WARRANTS
Grant date share price	£ 1.23
Exercise price	£ 1.16
Volatility	112.00%
Life | Y	10
Risk Free interest rate	0.01%
Marketability discount	0.00%
Options with grant date 13 July 2021
SHARE OPTIONS AND WARRANTS
Grant date share price	£ 1.00
Exercise price	£ 1.00
Volatility	112.00%
Life | Y	10
Risk Free interest rate	0.01%
Marketability discount	0.00%
Options with grant date 22 September 2021
SHARE OPTIONS AND WARRANTS
Grant date share price	£ 1.57
Exercise price	£ 1.57
Volatility	112.00%
Life | Y	10
Risk Free interest rate	0.01%
Marketability discount	0.00%
Options with grant date 23 November 2021
SHARE OPTIONS AND WARRANTS
Grant date share price	£ 1.30
Exercise price	£ 1.30
Volatility	112.00%
Life | Y	10
Risk Free interest rate	0.01%
Marketability discount	0.00%
Options with grant date 17 December 2021
SHARE OPTIONS AND WARRANTS
Grant date share price	£ 0.86
Exercise price	£ 0.86
Volatility	112.00%
Life | Y	10
Risk Free interest rate	0.01%
Marketability discount	0.00%
Options with grant date 19 May 2022
SHARE OPTIONS AND WARRANTS
Grant date share price	£ 0.51
Exercise price	£ 0.51
Volatility	112.00%
Life | Y	10
Risk Free interest rate	0.01%
Marketability discount	0.00%
Options with grant date 27 June 2022
SHARE OPTIONS AND WARRANTS
Grant date share price	£ 0.34
Exercise price	£ 0.34
Volatility	112.00%
Life | Y	10
Risk Free interest rate	0.01%
Marketability discount	0.00%